Pension Plan (Reconciliation of Plan Assets) (Details) (Pension Benefits [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Change in plan assets:
Fair value of plan assets, at beginning of year	$ 2,342	$ 2,424
Actual return on plan assets	131	(44)
Employer contributions	169	173
Employee contributions	39	35
Benefits paid	(188)	(192)
Foreign exchange adjustment	53	(53)
Fair value of plan assets, at end of year	$ 2,546	$ 2,342